Statements of Stockholders' Equity (Q1) - USD ($) $ in Thousands	Common stock	Additional paidin capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Beginning of period at Dec. 31, 2023		$ 705,794	$ (43)	$ (594,468)	$ 111,283
Balance at Beginning of period (in shares) at Dec. 31, 2023	2,805,618
Stockholders' equity
Exercise of stock options and vesting of restricted stock units (in shares)	45,649
Unrealized gain (loss) on marketable securities			51		51
Sharebased compensation expense		5,820			5,820
Net loss				(64,767)	(64,767)
Balance at end of period at Dec. 31, 2024		720,488	8	(659,235)	61,261
Balance at end of period (in shares) at Dec. 31, 2024	3,161,503
Stockholders' equity
Exercise of stock options and vesting of restricted stock units (in shares)	4,325
Unrealized gain (loss) on marketable securities			(8)		(8)
Sharebased compensation expense		858			858
Net loss				(15,405)	(15,405)
Balance at end of period at Mar. 31, 2025		721,346		(674,640)	46,706
Balance at end of period (in shares) at Mar. 31, 2025	3,165,828
Balance at Beginning of period at Dec. 31, 2024		720,488	8	(659,235)	61,261
Balance at Beginning of period (in shares) at Dec. 31, 2024	3,161,503
Stockholders' equity
Exercise of stock options and vesting of restricted stock units (in shares)	16,825
Unrealized gain (loss) on marketable securities			$ (8)		(8)
Sharebased compensation expense		3,001			3,001
Net loss				(45,522)	(45,522)
Balance at end of period at Dec. 31, 2025		723,512		(704,757)	18,755
Balance at end of period (in shares) at Dec. 31, 2025	3,182,810
Stockholders' equity
Exercise of stock options and vesting of restricted stock units (in shares)	25,000
Sharebased compensation expense		556			556
Net loss				(7,559)	(7,559)
Balance at end of period at Mar. 31, 2026		$ 724,068		$ (712,316)	$ 11,752
Balance at end of period (in shares) at Mar. 31, 2026	3,207,810